INTANGIBLE ASSETS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Amortization expense	$ 56,420	$ 28,658	$ 0
Purchase price per token	8	8
Estimated amortization expense for the year	75,227
Intangible assets		0	0
Energy Technologies Inc [Member]
Intangible assets	$ 52,700	$ 52,700	0
Amortization contract period	5 years	5 years
Carnegie ORR [Member]
Intangible assets	$ 117,623	$ 117,623	0
Amortization contract period	15 years	15 years
Coking Coal Financing LLC [Member]
Fee for contract payable per month	$ 5,000	$ 5,000
Intangible assets	8,978	53,978	0
Shares issued	236,974	236,974
MC Mining [Member]
Intangible assets	$ 149,150	149,150	0
Amortization contract period	30 years
Rental income per month	$ 2,500
Total monthly rental income paid in full	80.00%
Shares issued	$ 89,150
Mining Permit Package [Member]
Intangible assets	$ 68,739	$ 68,739	0
Amortization contract period	10 years	10 years
Coal mining permits agreement description	the Company entered into an agreement with a Kentucky licensed engineer to create three coal mining permits for the total payment of $75,000, payable in equal weekly installments over the course of 36 weeks. The permits will be held in the name of American Resources Corporation, or its subsidiaries, and the Company will receive an overriding royalty in the amount of the greater of $0.10 per ton or 0.20% of the gross sales price of the coal sold from the permit
Pollinate [Member]
Intangible assets	$ 1,954	$ 1,954	0
Honey royalty agreement description	the Company will purchase apiaries for the use of Land Betterment Corporation and the Company will be paid $1.00 per pound of salable honey sold or used by Land Betterment from the purchased apiaries	the Company entered into a Honey Royalty Agreement whereby the Company will purchase apiaries for the use of Land Betterment Corporation and the Company will be paid $5.00 per pound of salable honey sold or used by Land Betterment from the purchased apiaries
Land Betterment Exchange [Member]
Warrant A-2 issued	76,924	76,924
Purchase price per token	$ 8	$ 8
Fair value assigned	0	0
Convertible Debt	2,000,000	2,000,000
Proceeds from issuance of convertible notes	2,000,000	2,000,000
RMC Environmental Services LLC
Intangible assets	$ 225,000	$ 225,000	$ 0
Amortization contract period	5 years	5 years